Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value measurements
Earn-out payments paid	$ 0	$ 500
Reconciliation of the beginning and ending balance for the Level 3 measurement
Additions	133
Balance at the end of the period	133
Recurring basis
Fair value measurements
Contingent Consideration	133
Recurring basis | Level 3
Fair value measurements
Contingent Consideration	$ 133